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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2003
                                               ----------------------------


Check here if Amendment [ ]; Amendment Number:

      This Amendment (Check only one.): [ ] is a restatement.

                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
         ----------------------------------------

Address: 2 Belvedere Place Suite 320
         ----------------------------------------
         Mill Valley, California  94941
         ----------------------------------------

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:
/s/ Courtney Tozzi                   Mill Valley, California     May 6, 2003
-------------------------------      -----------------------     ----------
         [Signature]                        [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              15
                                                 -------------

Form 13F Information Table Value Total:              $148,147
                                                 -------------
                                                   (thousands)




List of Other Included Managers:

{None}
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 3/31/03
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     COLUMN 1                COLUMN 2   COLUMN 3    COLUMN 4                  COLUMN 5              COLUMN 6
     --------                --------   --------    --------   ---------------------------------    --------

                             TITLE OF                 VALUE    SHRS OR PRN                         INVESTMENT
NAME OF ISSUER                CLASS      CUSIP       (X1000)    AMOUNT       SH/ PRN   PUT/ CALL   DISCRETION
--------------                -----      -----       -------    ------       -------   ---------   ----------


BAKER HUGHES INC              COMMON    057224107     6,529     218,170                            SOLE
BJ SVCS CO                    COMMON    055482103    14,125     410,736                            SOLE
COOPER CAMERON CORP           COMMON    216640102    16,733     337,975                            SOLE
ENSCO INTL INC                COMMON    26874Q100    19,873     779,044                            SOLE
GLOBAL SANTE FE               COMMON    G3930E101    19,772     957,495                            SOLE
ALTRIA GROUP                  COMMON    02209S103       260       8,700                            SOLE
NABORS INDS INC               COMMON    629568106    20,892     524,023                            SOLE
NOBLE DRILLING CORP           COMMON    G65422100     7,614     242,337                            SOLE
TRANSOCEAN SEDCO FOREX INC    ORD       G90078109     6,080     297,317                            SOLE
SMITH INTL INC                COMMON    832110100    16,373     464,746                            SOLE
CONOCOPHILLIPS                COMMON    20825C104     4,020      75,000                            SOLE
CHEVRONTEXACO                 COMMON    166764100     5,947      92,000                            SOLE
MARATHON OIL                  COMMON    565849106     2,325      97,000                            SOLE
EXXON MOBIL CORP              COMMON    30231G102     4,054     116,000                            SOLE
BP                            COMMON    055622104     3,550      92,000

                                                    148,147

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
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     COLUMN 1                COLUMN 7              COLUMN 8
     --------                --------              --------
                                                     VOTING AUTHORITY
                             OTHER        ---------------------------
NAME OF ISSUER               MANAGERS     SOLE       SHARED    NONE
--------------               --------     ----       ------    ----


BAKER HUGHES INC                          218,170
BJ SVCS CO                                410,736
COOPER CAMERON CORP                       337,975
ENSCO INTL INC                            779,044
GLOBAL SANTE FE                           957,495
ALTRIA GROUP                                8,700
NABORS INDS INC                           524,023
NOBLE DRILLING CORP                       242,337
TRANSOCEAN SEDCO FOREX INC                297,317
SMITH INTL INC                            464,746
CONOCOPHILLIPS                              75000
CHEVRONTEXACO                               92000
MARATHON OIL                                97000
EXXON MOBIL CORP                           116000
BP                                          92000



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